CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Revenues
Electric Retail Sales	$ 201,622	$ 186,015	$ 970,145	$ 934,357	$ 915,879
Electric Wholesale Sales	41,462	42,084	158,323	132,500	111,194
Other Revenues	30,308	27,414	141,433	129,833	134,587
Total Operating Revenues	273,392	255,513	1,269,901	1,196,690	1,161,660
Operating Expenses
Fuel	70,569	67,630	297,537	325,903	318,901
Purchased Power	30,522	22,615	152,922	112,452	80,137
Transmission and Other PPFAC Recoverable Costs	4,707	3,909	18,179	12,233	5,722
Increase (Decrease) to Reflect PPFAC Recovery Treatment	3,249	(1,730)	(11,194)	(12,458)	31,113
Total Fuel and Purchased Energy	109,047	92,424	457,444	438,130	435,873
Operations and Maintenance	82,645	81,345	378,877	335,321	334,553
Depreciation	34,733	30,811	126,520	118,076	110,931
Amortization	5,562	7,099	28,567	31,294	39,493
Taxes Other Than Income Taxes	13,212	11,835	47,805	43,498	40,323
Total Operating Expenses	245,199	223,514	1,039,213	966,319	961,173
Operating Income	28,193	31,999	230,688	230,371	200,487
Other Income (Deductions)
Interest Income	29	9	208	120	136
Other Income	622	1,912	8,598	5,770	3,953
Other Expense	(462)	(2,115)	(12,735)	(10,715)	(13,574)
Appreciation (Depreciation) in Fair Value of Investments	780	255	1,371	2,833	1,892
Total Other Income (Deductions)	969	61	(2,558)	(1,992)	(7,593)
Interest Expense
Long-Term Debt	14,410	14,240	60,577	56,378	55,038
Capital Leases	1,004	3,921	10,249	25,140	33,613
Other Interest Expense	434	313	810	87	1,446
Interest Capitalized	(454)	(924)	(3,755)	(2,554)	(1,782)
Total Interest Expense	15,394	17,550	67,881	79,051	88,315
Income Before Income Taxes	13,768	14,510	160,249	149,328	104,579
Income Tax Expense	4,339	5,338	57,911	47,986	39,109
Net Income	$ 9,429	$ 9,172	$ 102,338	$ 101,342	$ 65,470